KINETICS MUTUAL FUNDS, INC.

Kinetics Multi-Disciplinary Fund

Advisor Class A (KMDAX)
Advisor Class C (KMDCX)

Supplement dated November 22, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information
dated April 30, 2013

Effective immediately, Derek Devens has joined Murray Stahl and David Kingsley as Co-Portfolio Managers of the Multi-Disciplinary Portfolio. In connection with this change, the disclosure relating to portfolio managers appearing under the heading “Management” in the Summary Section of the Summary Prospectus and Prospectus for the Kinetics Multi-Disciplinary Fund (the “Fund”) is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Portfolio is managed by an investment team with Mr. Stahl, Mr. Kingsley and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	5
Murray Stahl	Co-Portfolio Manager	5
David Kingsley	Co-Portfolio Manager	5
Derek Devens	Co-Portfolio Manager	2

Additionally, (i) the table appearing after the second paragraph under the heading “Members of the Investment Team” in the Prospectus for the Fund and (ii) the information regarding Derek Devens appearing under the heading “Portfolio Managers” in the Statement of Additional Information for the Fund are modified to reflect that Derek Devens serves as Co-Portfolio Manager for the Fund.

Questions regarding these changes may be directed to the Fund at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Multi-Disciplinary Fund

Institutional Class (KMDYX)

Supplement dated November 22, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information
dated April 30, 2013

Effective immediately, Derek Devens has joined Murray Stahl and David Kingsley as Co-Portfolio Managers of the Multi-Disciplinary Portfolio. In connection with this change, the disclosure relating to portfolio managers appearing under the heading “Management” in the Summary Section of the Summary Prospectus and Prospectus for the Kinetics Multi-Disciplinary Fund (the “Fund”) is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Portfolio is managed by an investment team with Mr. Stahl, Mr. Kingsley and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	5
Murray Stahl	Co-Portfolio Manager	5
David Kingsley	Co-Portfolio Manager	5
Derek Devens	Co-Portfolio Manager	2

Additionally, (i) the table appearing after the second paragraph under the heading “Members of the Investment Team” in the Prospectus for the Fund and (ii) the information regarding Derek Devens appearing under the heading “Portfolio Managers” in the Statement of Additional Information for the Fund are modified to reflect that Derek Devens serves as Co-Portfolio Manager for the Fund.

Questions regarding these changes may be directed to the Fund at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Multi-Disciplinary Fund

No Load Class (KMDNX)

Supplement dated November 22, 2013
to the Summary Prospectus, Prospectus and Statement of Additional Information
dated April 30, 2013

Effective immediately, Derek Devens has joined Murray Stahl and David Kingsley as Co-Portfolio Managers of the Multi-Disciplinary Portfolio. In connection with this change, the disclosure relating to portfolio managers appearing under the heading “Management” in the Summary Section of the Summary Prospectus and Prospectus for the Kinetics Multi-Disciplinary Fund (the “Fund”) is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Portfolio is managed by an investment team with Mr. Stahl, Mr. Kingsley and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	5
Murray Stahl	Co-Portfolio Manager	5
David Kingsley	Co-Portfolio Manager	5
Derek Devens	Co-Portfolio Manager	2

Additionally, (i) the table appearing after the second paragraph under the heading “Members of the Investment Team” in the Prospectus for the Fund and (ii) the information regarding Derek Devens appearing under the heading “Portfolio Managers” in the Statement of Additional Information for the Fund are modified to reflect that Derek Devens serves as Co-Portfolio Manager for the Fund.

Questions regarding these changes may be directed to the Fund at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE